Net Financial Operating Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Net Financial Operating Income [Abstract]
Schedule of gain (losses) from trading and brokerage activities
	2018	2019	2020
	MCh$	MCh$	MCh$
Net income on financial assets held-for-trading	42,605	44,274	24,715
Gain (loss) from mark to market	8,038	32,128	33,216
Financial assets held-for-trading	50,643	76,402	57,931
Sale of financial assets at fair value through other comprehensive income	1,118	4,789	27,091
Sale of loan portfolio	267	—	39
Net (loss) gain of other transactions	384	(145)	29
Derivative instruments	64,730	32,391	(96,369)
Total	117,142	113,437	(11,279)